UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

SEMI-ANNUAL REPORT

JANUARY 31, 2018

Palmer Square Ultra-Short Duration Investment Grade Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Expense Example	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Ultra-Short Duration Investment Grade Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans – 1.0%
$168,455	Dell International LLC 3.080% (US LIBOR+150 basis points), 12/31/2018[1,3]	$168,508
250,000	FCA U.S. LLC 3.570% (US LIBOR+250 basis points), 12/31/2018[1,2,3]	250,938
186,667	HCA, Inc. 3.074% (US LIBOR+150 basis points), 6/10/2020[1,3]	187,211

	Total Bank Loans (Cost $605,898)	606,657

	Bonds – 84.9%
	Asset-Backed Securities – 38.2%
	Ally Auto Receivables Trust
350,000	Series 2018-1, Class A1, 1.750%, 2/15/2019[2]	350,000
249,601	Series 2015-2, Class A3, 1.490%, 11/15/2019[2]	249,305
250,000	Apidos CLO XI Series 2012-11A, Class DR, 5.781% (LIBOR 3 Month+405 basis points), 1/17/2028[1,2,4]	255,771
201,051	Apidos CLO XV Series 2013-15A, Class A1R, 2.845% (LIBOR 3 Month+110 basis points), 10/20/2025[1,2,4]	201,529
500,000	BA Credit Card Trust Series 2015-A2, Class A, 1.360%, 9/15/2020[2]	499,518
410,000	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[2,4]	408,870
850,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class A1R, 3.235% (LIBOR 3 Month+149 basis points), 1/20/2029[1,2,4]	856,997
925,000	Birchwood Park CLO Ltd. Series 2014-1A, Class AR, 2.900% (LIBOR 3 Month+118 basis points), 7/15/2026[1,2,4]	929,692
250,000	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 3.052% (LIBOR 3 Month+133 basis points), 4/13/2027[1,2,4]	251,502
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-3A, Class A1AR, 2.910% (LIBOR 3 Month+115 basis points), 7/27/2026[1,2,4]	501,203
250,000	Series 2016-1A, Class C, 6.645% (LIBOR 3 Month+490 basis points), 4/20/2027[1,2,4]	254,584
	Chase Issuance Trust
400,000	Series 2015-A2, Class A2, 1.590%, 2/18/2020[2]	399,944
400,000	Series 2015-A1, Class A1, 1.880% (LIBOR 1 Month+32 basis points), 2/18/2020[1,2]	400,040
540,000	Series 2015-A7, Class A7, 1.620%, 7/15/2020[2]	539,478
300,000	Citibank Credit Card Issuance Trust Series 2014-A8, Class A8, 1.730%, 4/9/2020[2]	300,004

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$265,872	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2, 4.474%, 3/20/2043[2,4]	$266,898
	CNH Equipment Trust
141,377	Series 2017-B, Class A1, 1.300%, 8/15/2018[2]	141,378
303,319	Series 2015-A, Class A3, 1.300%, 4/15/2020[2]	302,725
725,000	Series 2014-C, Class A4, 1.650%, 9/15/2021[2]	723,405
875,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class AR, 3.152% (LIBOR 3 Month+143 basis points), 10/15/2028[1,2,4]	887,223
500,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 3.570% (LIBOR 3 Month+185 basis points), 10/15/2027[1,2,4]	503,211
500,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class B, 3.472% (LIBOR 3 Month+175 basis points), 7/15/2025[1,2,4]	501,133
750,000	Emerson Park CLO Ltd. Series 2013-1A, Class C1R, 3.872% (LIBOR 3 Month+215 basis points), 7/15/2025[1,2,4]	753,909
325,000	Ford Credit Auto Owner Trust Series 2015-B, Class A4, 1.580%, 8/15/2020[2]	323,450
	GM Financial Automobile Leasing Trust
177,209	Series 2015-3, Class A3, 1.690%, 3/20/2019[2]	177,101
186,209	Series 2015-1, Class B, 2.140%, 6/20/2019[2]	186,206
173,393	Honda Auto Receivables Owner Trust Series 2014-4, Class A4, 1.460%, 10/15/2020[2]	173,359
324,872	Hyundai Auto Lease Securitization Trust Series 2017-C, Class A1, 1.420%, 11/15/2018[2,4]	324,879
	Hyundai Auto Receivables Trust
100,000	Series 2015-C, Class B, 2.150%, 11/15/2021[2]	99,645
100,000	Series 2015-B, Class C, 2.300%, 7/15/2022[2]	99,821
350,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class A2R, 2.865% (LIBOR 3 Month+112 basis points), 7/20/2026[1,2,4]	352,663
500,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class B, 3.545% (LIBOR 3 Month+180 basis points), 10/25/2029[1,2,4]	501,385
350,000	Mercedes-Benz Auto Lease Trust Series 2018-A, Class A1, 1.750%, 2/15/2019[2]	350,013
250,000	Mill Creek II CLO Ltd. Series 2016-1A, Class B, 4.295% (LIBOR 3 Month+255 basis points), 4/20/2028[1,2,4]	252,420
210,000	MMAF Equipment Finance LLC Series 2017-B, Class A1, 1.500%, 12/14/2018[2,4]	209,841

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$250,000	Mountain View CLO Ltd. Series 2014-1A, Class AR, 2.962% (LIBOR 3 Month+124 basis points), 10/15/2026[1,2,4]	$250,761
148,641	Nationstar HECM Loan Trust Series 2017-2A, Class A1, 2.038%, 9/25/2027[2,4,5]	148,641
	Nissan Auto Lease Trust
435,087	Series 2017-B, Class A1, 1.320%, 10/15/2018[2]	435,090
64,407	Series 2015-B, Class A4, 1.700%, 4/15/2021[2]	64,399
	Nissan Auto Receivables Owner Trust
794,331	Series 2015-C, Class A3, 1.370%, 5/15/2020[2]	791,092
513,667	Series 2016-A, Class A3, 1.340%, 10/15/2020[2]	510,893
180,000	NRZ Advance Receivables Trust Advance Receivables Backed Series 2016-T1, Class AT1, 2.751%, 6/15/2049[2,4]	177,915
	Ocwen Master Advance Receivables Trust
450,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[2,4]	449,691
235,000	Series 2016-T1, Class BT1, 3.064%, 8/17/2048[2,4]	232,428
180,000	Series 2017-T1, Class AT1, 2.499%, 9/15/2048[2,4]	180,078
250,000	OZLM XV Ltd. Series 2016-15A, Class B, 4.445% (LIBOR 3 Month+270 basis points), 1/20/2029[1,2,4]	252,866
247,889	SBA Small Business Investment Cos. Series 2009-P10A, Class 1, 4.727%, 2/10/2019[2]	252,869
531,000	SBA Tower Trust Series 2014-1A, Class C, 2.898%, 10/15/2044[2,4,6]	532,482
500,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T1, Class AT1, 2.530%, 11/16/2048[2,4]	500,703
100,000	Station Place Securitization Trust Series 2017-1, Class A, 2.461% (LIBOR 1 Month+90 basis points), 2/25/2049[1,2,4]	100,013
296,250	Taco Bell Funding LLC Series 2016-1A, Class A2I, 3.832%, 5/25/2046[4]	299,527
1,075,000	Thacher Park CLO Ltd. Series 2014-1A, Class AR, 2.905% (LIBOR 3 Month+116 basis points), 10/20/2026[1,2,4]	1,083,962
250,000	TICP CLO VI Ltd. Series 2016-6A, Class B, 3.782% (LIBOR 3 Month+206 basis points), 1/15/2029[1,2,4]	251,830
	Toyota Auto Receivables Owner Trust
71,748	Series 2015-A, Class A3, 1.120%, 2/15/2019[2]	71,706
201,609	Series 2015-C, Class A3, 1.340%, 6/17/2019[2]	201,353
447,274	Series 2017-A, Class A2A, 1.420%, 9/16/2019[2]	446,579
114,072	United States Small Business Administration Series 1998-20D, Class 1, 6.150%, 4/1/2018	114,635

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$5,859	Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A3, 0.950%, 4/22/2019[2]	$5,857
250,000	Volvo Financial Equipment LLC Series 2015-1A, Class A4, 1.910%, 1/5/2020[5]	249,560
250,000	Voya CLO Ltd. Series 2014-1A, Class A1R, 3.064% (LIBOR 3 Month+133 basis points), 4/18/2026[1,2,4]	251,218
250,000	West CLO Ltd. Series 2014-2A, Class A1AR, 2.592% (LIBOR 3 Month+87 basis points), 1/16/2027[1,2,4]	250,023
	World Omni Auto Receivables Trust
144,573	Series 2017-B, Class A1, 1.280%, 8/15/2018[2]	144,574
300,000	Series 2018-A, Class A1, 1.750%, 2/15/2019[2]	300,000
762,000	World Omni Automobile Lease Securitization Trust Series 2015-A, Class A4, 1.730%, 12/15/2020[2]	761,841

	Total Asset-Backed Securities (Cost $22,825,869)	22,841,688

	Commercial Mortgage-Backed Securities – 14.9%
	BAMLL Commercial Mortgage Securities Trust
350,000	Series 2013-DSNY, Class A, 2.610% (LIBOR 1 Month+105 basis points), 9/15/2026[1,4]	350,804
300,000	Series 2014-ICTS, Class B, 2.578% (LIBOR 1 Month+110 basis points), 6/15/2028[1,4]	299,871
	BBCMS Mortgage Trust
300,000	Series 2017-GLKS, Class B, 2.760% (LIBOR 1 Month+120 basis points), 11/15/2034[1,4]	300,182
235,000	Series 2017-DELC, Class A, 2.410% (LIBOR 1 Month+85 basis points), 8/15/2036[1,4]	235,660
115,000	Series 2017-DELC, Class B, 2.590% (LIBOR 1 Month+103 basis points), 8/15/2036[1,4]	115,074
64,763	Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22, Class B, 5.720%, 4/12/2038[2,4,5]	64,871
475,000	BHMS Mortgage Trust Series 2014-ATLS, Class BFL, 3.518% (LIBOR 1 Month+195 basis points), 7/5/2033[1,2,4]	477,214
300,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class A, 2.380% (LIBOR 1 Month+83 basis points), 12/15/2019[1,4]	300,000
	Cold Storage Trust
500,000	Series 2017-ICE3, Class A, 2.560% (LIBOR 1 Month+100 basis points), 4/15/2036[1,4]	501,952
400,000	Series 2017-ICE3, Class B, 2.810% (LIBOR 1 Month+125 basis points), 4/15/2036[1,4]	401,571

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	COMM Mortgage Trust
$500,000	Series 2014-TWC, Class B, 3.153% (LIBOR 1 Month+160 basis points), 2/13/2032[1,2,4]	$502,263
615,000	Series 2017-DLTA, Class A, 2.240% (LIBOR 1 Month+85 basis points), 8/15/2035[1,2,4]	616,921
400,000	Series 2017-DLTA, Class B, 2.418% (LIBOR 1 Month+94 basis points), 8/15/2035[1,2,4]	398,739
336,250	Freddie Mac Multifamily Structured Pass-Through Certificates Series K017, Class A1, 1.891%, 12/25/2020[2]	335,247
	FREMF Mortgage Trust
280,000	Series 2011-K702, Class B, 4.794%, 4/25/2044[2,4,5]	279,478
350,000	Series 2012-K709, Class C, 3.741%, 4/25/2045[2,4,5]	351,016
145,316	Series 2013-KF02, Class B, 4.564% (LIBOR 1 Month+300 basis points), 12/25/2045[1,2,4]	145,466
	Government National Mortgage Association
29,807	Series 2011-20, Class A, 1.883%, 4/16/2032[2]	29,775
480,905	Series 2013-179, Class A, 1.800%, 7/16/2037[2]	473,716
103,604	Series 2014-31, Class AB, 2.586%, 9/16/2039[2]	103,542
127,750	Series 2013-12, Class A, 1.410%, 10/16/2042[2]	125,395
336,816	Series 2015-33, Class AH, 2.650%, 2/16/2045[2]	335,895
210,000	GS Mortgage Securities Trust Series 2017-500K, Class C, 2.560% (LIBOR 1 Month+100 basis points), 7/15/2032[1,4]	210,427
235,000	Hyatt Hotel Portfolio Trust Series 2017-HYT2, Class A, 2.218% (LIBOR 1 Month+66 basis points), 8/9/2032[1,4]	234,814
415,000	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-MAUI, Class B, 2.553% (LIBOR 1 Month+100 basis points), 7/15/2034[1,4]	416,535
230,000	JPMCC Re-REMIC Trust Series 2014-FRR1, Class A707, 4.347%, 1/27/2047[2,4]	229,344
175,000	Morgan Stanley Capital I Trust Series 2017-CLS, Class B, 2.410% (LIBOR 1 Month+85 basis points), 11/15/2034[1,4]	175,460
250,000	Morgan Stanley Capital I, Inc. Series 2017-JWDR, Class C, 2.650% (LIBOR 1 Month+140 basis points), 11/15/2034[1,2,4]	250,585
500,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A, 2.910% (LIBOR 1 Month+135 basis points), 6/15/2029[1,4]	501,451

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
$145,626	WFRBS Commercial Mortgage Trust Series 2012-C9, Class A2, 1.829%, 11/15/2045[2]	$145,503

	Total Commercial Mortgage-Backed Securities (Cost $8,921,123)	8,908,771

	Corporate – 13.7%
	Basic Materials – 0.4%
250,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.127% (LIBOR 3 Month+75 basis points), 5/1/2020[1,4]	252,394

	Communications – 1.0%
250,000	21st Century Fox America, Inc. 7.250%, 5/18/2018	253,894
100,000	Discovery Communications LLC 2.336% (LIBOR 3 Month+71 basis points), 9/20/2019[1]	100,557
250,000	Verizon Communications, Inc. 1.996% (LIBOR 3 Month+55 basis points), 5/22/2020[1]	251,498
		605,949
	Consumer, Cyclical – 1.7%
250,000	Dollar General Corp. 1.875%, 4/15/2018	249,837
250,000	Hyundai Capital America 2.875%, 8/9/2018[4]	250,464
250,000	Nissan Motor Acceptance Corp. 2.112% (LIBOR 3 Month+39 basis points), 7/13/2020[1,4]	250,638
250,000	Southwest Airlines Co. 2.750%, 11/6/2019[2]	250,946
		1,001,885
	Consumer, Non-cyclical – 2.5%
234,000	Amgen, Inc. 1.863% (LIBOR 3 Month+45 basis points), 5/11/2020[1]	235,071
250,000	BAT Capital Corp. 2.003% (LIBOR 3 Month+59 basis points), 8/14/2020[1,4]	251,597
250,000	Conagra Brands, Inc. 2.204% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	250,487
250,000	Dr. Pepper Snapple Group, Inc. 2.000%, 1/15/2020	246,703
250,000	Medtronic, Inc. 5.600%, 3/15/2019	258,399

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Consumer, Non-cyclical (Continued)
$250,000	Mondelez International Holdings Netherlands B.V. 2.370% (LIBOR 3 Month+61 basis points), 10/28/2019[1,4,7]	$251,490
		1,493,747
	Energy – 2.5%
250,000	Enbridge, Inc. 2.289% (LIBOR 3 Month+70 basis points), 6/15/2020[1,7]	252,179
250,000	EOG Resources, Inc. 6.875%, 10/1/2018	257,420
250,000	Halliburton Co. 2.000%, 8/1/2018[2]	249,791
250,000	Phillips 66 2.372% (LIBOR 3 Month+65 basis points), 4/15/2019[1,2,4]	250,163
250,000	Schlumberger Holdings Corp. 3.000%, 12/21/2020[2,4]	251,685
250,000	Spectra Energy Partners LP 2.195% (LIBOR 3 Month+70 basis points), 6/5/2020[1]	251,902
		1,513,140
	Financial – 2.3%
300,000	American Tower Trust #1 1.551%, 3/15/2043[2,4]	299,721
250,000	Branch Banking & Trust Co. 1.743% (LIBOR 3 Month+22 basis points), 6/1/2020[1,2]	249,898
250,000	Goldman Sachs Group, Inc. 2.364% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	252,456
250,000	Morgan Stanley 2.752% (LIBOR 3 Month+138 basis points), 2/1/2019[1]	252,688
75,000	Protective Life Global Funding 2.161%, 9/25/2020[4]	73,782
250,000	Provident Cos., Inc. 7.000%, 7/15/2018	255,354
		1,383,899
	Industrial – 0.8%
250,000	General Electric Co. 2.232% (LIBOR 3 Month+51 basis points), 1/14/2019[1]	250,544
250,000	Vulcan Materials Co. 2.189% (LIBOR 3 Month+60 basis points), 6/15/2020[1]	250,257
		500,801
	Technology – 1.1%
100,000	Hewlett Packard Enterprise Co. 2.100%, 10/4/2019[4]	98,915

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	technology (Continued)
$325,000	QUALCOMM, Inc. 1.886% (LIBOR 3 Month+45 basis points), 5/20/2020[1]	$326,322
250,000	VMware, Inc. 2.300%, 8/21/2020	245,403
		670,640
	Utilities – 1.4%
250,000	Dominion Resources, Inc. 1.875%, 12/15/2018[4]	249,246
250,000	Exelon Generation Co. LLC 4.000%, 10/1/2020[2]	257,228
50,000	Sempra Energy 1.959% (LIBOR 3 Month+25 basis points), 7/15/2019[1]	50,051
250,000	Southern Co. 2.395% (LIBOR 3 Month+70 basis points), 9/30/2020[1,2,4]	251,469
		807,994
	Total Corporate (Cost $8,244,698)	8,230,449

	Residential Mortgage-Backed Securities – 11.0%
360,832	Colony American Homes Series 2014-2A, Class C, 3.460% (LIBOR 1 Month+190 basis points), 7/17/2031[1,2,4]	362,933
213,760	Colony Starwood Homes Trust Series 2016-2A, Class A, 2.810% (LIBOR 1 Month+125 basis points), 12/17/2033[1,2,4]	215,139
197,221	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[2,4,5]	195,310
	Fannie Mae Connecticut Avenue Securities
502,049	Series 2016-C03, Class 1M1, 3.561% (LIBOR 1 Month+200 basis points), 10/25/2028[1,2]	510,387
607,503	Series 2017-C01, Class 1M1, 2.861% (LIBOR 1 Month+130 basis points), 7/25/2029[1,2]	613,465
	FDIC Guaranteed Notes Trust
148,980	Series 2010-S2, Class 1A, 1.861% (LIBOR 1 Month+50 basis points), 11/29/2037[1,2,4]	148,747
342,356	Series 2010-S1, Class 2A, 3.250%, 4/25/2038[2,4]	341,166
263,608	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[2,4]	261,894
132,988	FDIC Trust Series 2013-R2, Class A, 1.250%, 3/25/2033[2,4]	129,890
166,835	Finance of America Structured Securities Trust Series 2017-HB1, Class A, 2.321%, 11/25/2027[2,4,5]	166,423
	Freddie Mac REMICS
141,667	Series 4002, Class DB, 2.000%, 3/15/2030[2]	141,476

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Residential Mortgage-Backed Securities (Continued)
$519,100	Series 4235, Class AB, 2.000%, 1/15/2034[2]	$516,960
	Freddie Mac Structured Agency Credit Risk Debt Notes
925,069	Series 2016-DNA2, Class M2, 3.761% (LIBOR 1 Month+220 basis points), 10/25/2028[1,2]	936,791
157,529	Series 2016-DNA4, Class M1, 2.361% (LIBOR 1 Month+80 basis points), 3/25/2029[1,2]	157,788
250,000	Series 2016-DNA4, Class M2, 2.861% (LIBOR 1 Month+130 basis points), 3/25/2029[1,2]	253,352
74,835	GSAMP Trust Series 2005-SEA2, Class A1, 1.911% (LIBOR 1 Month+35 basis points), 1/25/2045[1,2,4]	74,920
	Home Partners of America Trust
444,227	Series 2016-1, Class A, 3.210% (LIBOR 1 Month+165 basis points), 3/17/2033[1,4]	445,517
266,526	Series 2017-1, Class A, 2.373% (LIBOR 1 Month+82 basis points), 7/17/2034[1,4]	267,362
198,868	Invitation Homes Trust Series 2015-SFR3, Class A, 2.860% (LIBOR 1 Month+130 basis points), 8/17/2032[1,2,4]	199,841
25,600	JP Morgan Resecuritization Trust Series 2010-4, Class 4A2, 2.963%, 9/26/2035[4,5]	25,564
	NCUA Guaranteed Notes Trust
182,171	Series 2011-R2, Class 1A, 1.952% (LIBOR 1 Month+40 basis points), 2/6/2020[1]	182,610
122,737	Series 2010-R1, Class 1A, 2.005% (LIBOR 1 Month+45 basis points), 10/7/2020[1,2]	123,139
	Progress Residential Trust
115,195	Series 2015-SFR2, Class A, 2.740%, 6/12/2032[4]	114,547
195,109	Series 2015-SFR3, Class A, 3.067%, 11/12/2032[4]	195,248

	Total Residential Mortgage-Backed Securities (Cost $6,597,790)	6,580,469

	U.S. Government – 7.1%
	United States Treasury Bill
750,000	1.246%, 2/8/2018	749,824
1,000,000	1.249%, 2/15/2018	999,532
1,000,000	1.246%, 2/22/2018	999,306
500,000	1.280%, 3/1/2018	499,462
500,000	1.308%, 3/8/2018	499,352
500,000	1.374%, 3/15/2018	499,234

	Total U.S. Government (Cost $4,246,720)	4,246,710

	Total Bonds (Cost $50,836,200)	50,808,087

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Commercial Paper – 7.5%
$500,000	Avangrid, Inc. 1.750%, 3/1/2018	$499,271
500,000	Carnival Corp. 1.800%, 3/12/2018	498,971
500,000	EI du Pont De Nemours & Co. 1.780%, 3/5/2018	499,160
500,000	Eversource Energy 1.842%, 2/12/2018	499,714
500,000	Hyundai Capital America 1.853%, 2/12/2018	499,712
500,000	Intercontinental Exchange 1.521%, 3/1/2018	499,409
500,000	Molex Electronics 1.870%, 2/20/2018	499,454
500,000	Thomson Reuters 1.650%, 2/26/2018	499,361
500,000	Walgreens Boots Alliance 2.042%, 5/1/2018	497,519

	Total Commercial Paper (Cost $4,492,850)	4,492,571

Number of Shares

	Short-Term Investments – 2.1%
1,021,010	Federated Treasury Obligations Fund – Institutional Class, 1.133%[8]	1,021,010
251,164	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.179%[8]	251,164

	Total Short-Term Investments (Cost $1,272,174)	1,272,174

	Total Investments – 95.5% (Cost $57,207,122)	57,179,489
	Other Assets in Excess of Liabilities – 4.5%	2,684,849

	Total Net Assets – 100.0%	$59,864,338

REMIC – Real Estate Mortgage Investment Conduit

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $26,411,611 which represents 44.12% of Net Assets.
[5]	Variable rate security.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value At	Value At	Appreciation
Long (Short)	Description	Date	Trade Date	January 31, 2018	(Depreciation)
(32)	2-Year U.S. Treasury Note (CBT)	March 2018	$(6,864,705)	$(6,823,500)	$41,205
TOTAL FUTURES CONTRACTS			$(6,864,705)	$(6,823,500)	$41,205

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SUMMARY OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	1.0%
Bonds
Asset-Backed Securities	38.2%
Commercial Mortgage-Backed Securities	14.9%
Corporate	13.7%
Residential Mortgage-Backed Securities	11.0%
U.S. Government	7.1%
Total Bonds	84.9%
Commercial Paper	7.5%
Short-Term Investments	2.1%
Total Investments	95.5%
Other Assets in Excess of Liabilities	4.5%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of January 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $57,207,122)	$57,179,489
Cash held at broker for futures contracts	49,785
Cash held at broker for securities sold short	2,782
Receivables:
Investment securities sold	910,673
Fund shares sold	3,037,367
Unrealized appreciation on open futures contracts	41,205
Due from Advisor	8,715
Interest	102,268
Prepaid expenses	27,820
Other assets	92
Total assets	61,360,196

Liabilities:
Payables:
Investment securities purchased	1,441,784
Shareholder servicing fees (Note 6)	1,029
Auditing fees	31,345
Fund accounting fees	8,244
Fund administration fees	5,694
Transfer agent fees and expenses	4,062
Trustees' fees and expenses	741
Chief Compliance Officer fees	704
Trustees' deferred compensation (Note 3)	639
Custody fees	623
Commitment fees (Note 10)	430
Accrued other expenses	563
Total liabilities	1,495,858

Net Assets	$59,864,338

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES – Continued

As of January 31, 2018 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$59,830,655
Accumulated net investment income	69,463
Accumulated net realized loss on investments, securities sold short and futures contracts	(49,352)
Net unrealized appreciation (depreciation) on:
Investments	(27,633)
Futures contracts	41,205
Net Assets	$59,864,338

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$59,864,338
Shares of beneficial interest issued and outstanding	2,987,110
Offering and redemption price per share	$20.04

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2018 (Unaudited)

Investment Income:
Interest	$629,077
Total investment income	629,077

Expenses:
Advisory fees	76,084
Fund accounting fees	32,746
Registration fees	20,248
Shareholder servicing fees (Note 6)	18,416
Fund administration fees	17,191
Auditing fees	11,846
Transfer agent fees and expenses	11,154
Legal fees	7,562
Miscellaneous	7,135
Trustees' fees and expenses	4,529
Offering costs	4,187
Commitment fees (Note 10)	4,127
Custody fees	3,769
Chief Compliance Officer fees	2,962
Shareholder reporting fees	1,915
Interest on securities sold short	1,372
Insurance fees	613
Total expenses	225,856
Advisory fees waived	(68,190)
Net expenses	157,666
Net investment income	471,411

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Futures Contracts:
Net realized gain on:
Investments	717
Securities sold short	3,272
Futures contracts	28,238
Net realized gain	32,227
Net change in unrealized appreciation/depreciation on:
Investments	(77,736)
Futures contracts	41,271
Net change in unrealized appreciation/depreciation	(36,465)
Net realized and unrealized loss on investments, securities sold short and futures contracts	(4,238)
Net Increase in Net Assets from Operations	$467,173

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2018	For the Period October 7, 2016* through
	(Unaudited)	July 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$471,411	$363,405
Net realized gain (loss) on investments, securities sold short and futures contracts	32,227	(20,559)
Net change in unrealized appreciation/depreciation on investments, securities sold short and futures contracts
	(36,465)	50,037
Net increase in net assets resulting from operations	467,173	392,883

Distributions to Shareholders:
From net investment income	(470,501)	(372,185)
Total distributions to shareholders	(470,501)	(372,185)

Capital Transactions:
Net proceeds from shares sold	37,792,384	74,626,692
Reinvestment of distributions	452,775	357,924
Cost of shares redeemed	(31,145,021)	(22,237,786)
Net increase in net assets from capital transactions	7,100,138	52,746,830

Total increase in net assets	7,096,810	52,767,528

Net Assets:
Beginning of period	52,767,528	-
End of period	$59,864,338	$52,767,528

Accumulated net investment income	$69,463	$68,553

Capital Share Transactions:
Shares sold	1,885,192	3,726,291
Shares reinvested	22,645	17,899
Shares redeemed	(1,555,106)	(1,109,811)

Net increase in capital share transactions	352,731	2,634,379

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended January 31, 2018	For the Period October 7, 2016* through
	(Unaudited)	July 31, 2017

Net asset value, beginning of period	$20.03	$20.00
Income from Investment Operations:
Net investment income[1]	0.16	0.23
Net realized and unrealized gain (loss) on investments	- [2]	0.01
Total from investment operations	0.16	0.24
Less Distributions:
From net investment income	(0.15)	(0.21)
Total distributions	(0.15)	(0.21)

Net asset value, end of period	$20.04	$20.03

Total return[3]	0.78%[4]	1.18%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,864	$52,768

Ratio of expenses to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed[6]	0.74%[5]	0.94%[5]
After fees waived and expenses absorbed[6]	0.52%[5]	0.50%[5]

Ratio of net investment income to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed	1.33%[5]	0.97%[5]
After fees waived and expenses absorbed	1.55%[5]	1.41%[5]

Portfolio turnover rate	78%[4]	118%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If brokerage expense, interest expense, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended January 31, 2018, and 0.00% for the period ended July 31, 2017.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2018 (Unaudited)

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $22,473, which were amortized over a one-year period from October 7, 2016 (commencement of operations).

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2018 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period October 7, 2016 (commencement of operations) through July 31, 2017, and as of and during the six months ended January 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.50% of the Fund's average daily net assets. This agreement is in effect until November 30, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended January 31, 2018, the Advisor waived advisory fees totaling $68,190. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At January 31, 2018, the amount of these potentially recoverable expenses was $118,111. The Advisor may recapture all or a portion of this amount no later than July 31, of the years stated below:

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2018 (Unaudited)

2020	$49,921
2021	68,190
Total	$118,111

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended January 31, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended January 31, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At January 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$57,210,351

Gross unrealized appreciation	$59,674
Gross unrealized depreciation	(90,536)

Net unrealized depreciation on investments	$(30,862)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2018 (Unaudited)

As of July 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$68,553
Undistributed long-term capital gains	-
Accumulated earnings	68,553

Accumulated capital and other losses	(78,416)
Unrealized appreciation on investments	46,874
Total accumulated earnings	$37,011

As of July 31, 2017, the Fund had a short-term capital loss carryover of $70,263 and a long-term capital loss carryforward of $8,153. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the period October 7, 2016 (commencement of operations) through July 31, 2017 was as follows:

2017
Distributions paid from:
Ordinary income	$372,185
Net long-term capital gains	-
Total taxable distributions	372,185
Total distributions paid	$372,185

Note 5 – Investment Transactions

For the six months ended January 31, 2018, purchases and sales of investments, excluding short-term investments, were $44,165,687 and $33,351,088, respectively. Proceeds from securities sold short and cover short securities were $1,139,742 and $1,136,482, respectively, for the same period.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended January 31, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2018 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$606,657	$-	$606,657
Bonds
Asset-Backed Securities	-	22,841,688	-	22,841,688
Commercial Mortgage-Backed Securities	-	8,908,771	-	8,908,771
Corporate**	-	8,230,449	-	8,230,449
Residential Mortgage-Backed Securities	-	6,580,469	-	6,580,469
U.S. Government	-	4,246,710	-	4,246,710
Commercial Paper	-	4,492,571	-	4,492,571
Short-Term Investments	1,272,174	-	-	1,272,174
Total Investments	1,272,174	55,907,315	-	57,179,489
Other Financial Instruments***
Futures Contracts	41,205	-	-	41,205
Total Assets	$1,313,379	$55,907,315	$-	$57,220,694

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2018 (Unaudited)

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2018 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Assets
Unrealized appreciation on open futures contracts	$-	$-	$41,205	$41,205
	$-	$-	$41,205	$41,205

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2018 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives
Futures contracts	$-	$-	$28,238	$28,238
	$-	$-	$28,238	$28,238

	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation on Derivatives
Futures contracts	$-	$-	$41,271	$41,271
	$-	$-	$41,271	$41,271

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2018 (Unaudited)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of January 31, 2018 are as follows:

Derivatives not designated as hedging instruments
Interest rate contracts	Futures contracts	Notional amount	$(5,178,912)

Note 10 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or $2,500,000, the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. The commitment fees for the six months ended January 31, 2018 is disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended January 31, 2018.

Note 11 – Events Subsequent to Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

EXPENSE EXAMPLE

For the Six Months Ended January 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period* 8/1/17 – 1/31/18
Actual Performance	$ 1,000.00	$ 1,007.80	$ 2.62
Hypothetical (5% annual return before expenses)	1,000.00	1,022.59	2.64

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Ultra-Short Duration Investment Grade Fund

A series of Investment Managers Series Trust

Investment Advisor

Palmer Square Capital Management LLC

2000 Shawnee Mission Parkway, Suite 300

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Ultra-Short Duration Investment Grade Fund	PSDSX	46141Q 816

Privacy Principles of the Palmer Square Ultra-Short Duration Investment Grade Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Ultra-Short Duration Investment Grade Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund's Form N-PX on the SEC's website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund's Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Ultra-Short Duration Investment Grade Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	4/11/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	4/11/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	4/11/2018